Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 4,070,000	$ 910,000	$ 1,180,000	$ 6,160,000
Backoffice Support
Total	260,000			260,000
Colorado Plateau
Total			250,000	250,000
Kwale Project
Total	3,030,000	$ 910,000	90,000	4,030,000
Nichols Ranch
Total	151,000		$ 839,000	990,000
White Mesa Asset Group
Total	$ 630,000			$ 630,000